Note 15 - Contingently Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Contingently redeemable noncontrolling interests
$
Balance as of December 31, 2019	-
Issuance	5,196

Balance as of December 31, 2020	5,196
Accretion to redemption value	258

Balance as of December 31, 2021	5,454